Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 207	$ 224
Trade and other receivables	3,949	3,528
Inventory	482	439
Contract assets	414	687
Contract costs	507	402
Prepaid expenses	254	209
Other current assets	335	199
Assets held for sale	50	0
Total current assets	6,198	5,688
Non-current assets
Contract assets	251	256
Contract costs	387	362
Property, plant and equipment	28,235	27,513
Intangible assets	15,570	13,102
Deferred tax assets	105	106
Investments in associates and joint ventures	668	756
Post-employment benefit assets	3,472	1,277
Other non-current assets	1,306	1,001
Goodwill	10,572	10,604
Total non-current assets	60,566	54,977
Total assets	66,764	60,665
Current liabilities
Trade payables and other liabilities	4,455	3,935
Contract liabilities	799	717
Interest payable	247	222
Dividends payable	811	766
Current tax liabilities	141	214
Debt due within one year	2,625	2,417
Liabilities held for sale	35	0
Total current liabilities	9,113	8,271
Non-current liabilities
Contract liabilities	246	242
Long-term debt	27,048	23,906
Deferred tax liabilities	4,679	3,810
Post-employment benefit obligations	1,734	1,962
Other non-current liabilities	1,003	1,145
Total non-current liabilities	34,710	31,065
Total liabilities	43,823	39,336
Commitments and contingencies
EQUITY
Contributed surplus	1,157	1,174
Accumulated other comprehensive income	213	103
Deficit	(3,400)	(4,681)
Total equity attributable to BCE shareholders	22,635	20,989
Non-controlling interest	306	340
Total equity	22,941	21,329
Total liabilities and equity	66,764	60,665
Preferred shares
EQUITY
Shares	4,003	4,003
Common shares
EQUITY
Shares	$ 20,662	$ 20,390